Other Payables - Schedule of Other Payables (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Current
Accrued expenses	$ 1,952,121	$ 1,451,931	$ 2,129,153
Accrued expenses - IPO			891,819
Other payables	256,229	190,576	37,809
Total	$ 2,208,350	$ 1,642,507	$ 3,058,781